Debt Convertible Senior Subordinated Notes Additional Information (Details) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Convertible Subordinated Debt [Member] Senior Subordinated Notes [Member]	Dec. 31, 2009 Convertible Subordinated Debt [Member] Senior Subordinated Notes [Member]	Aug. 04, 2006 Convertible Subordinated Debt [Member] Senior Subordinated Notes [Member]	Aug. 01, 2011 Option of the Holders [Member] Convertible Subordinated Debt [Member] Senior Subordinated Notes [Member]	Sep. 30, 2011 Option of the Company [Member] Convertible Subordinated Debt [Member] Senior Subordinated Notes [Member]
Convertible Senior Subordinated Notes [Line Items]
Repurchase of convertible senior subordinated debt							$ 184,800,000	$ 38,800,000
Line of credit borrowed				180,000,000
Repayments of Long-term Debt	848,054,000	155,163,000	275,796,000	44,000,000
Estimated nonconvertible debt borrowing rate						7.38%
Debt Conversion, Converted Instrument, Shares Issued					2,300
Conversion of Stock, Amount Converted					132,900,000
Debt Conversion, Original Debt, Amount	0	0	120,984,000		121,000,000
Percentage of the Aggregate Principal of Debt Outstanding at the date of Exchange					35.00%
Inducement Loss on Extinguishment of Debt					23,300,000
Revaluation Gain on Remeasurement of Convertible Notes on Extinguishment of Debt					13,400,000
Net Loss On Extinguishement of Debt					10,300,000
Convertible debt settlement consideration					$ 9,500,000